Tax Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Tax Assets And Liabilities [Abstract]
Summary of Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2018	2019
Deductible temporary differences	27,816	34,703
Minimum alternate tax	744	644
Tax loss carry forwards	180,175	196,731
Total	208,735	232,078

Summary of Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	Assets		Liabilities		Net
Particulars	2018	2019	2018	2019	2018	2019
Property, plant and equipment	—	—	(390)	—	(390)	—
Intangible assets	—	—	(33,675)	(30,002)	(33,675)	(30,002)
Share based payments	—	115	—	—	—	115
Tax loss carry forwards	33,950	29,286	—	—	33,950	29,286
Deferred tax assets/(liabilities) before set off	33,950	29,401	(34,065)	(30,002)	(115)	(601)
Set off	(33,950)	(29,401)	33,950	29,401	—	—
Net deferred tax assets/(liabilities)	—	—	(115)	(601)	(115)	(601)

Summary of Movement in Deferred Tax Assets/(Liabilities)

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2017	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2018	Acquired in business combination	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2019
Property, plant and equipment	(75)	(317)	—	2	(390)	—	362	—	28	—
Intangible assets	(37,674)	3,945	—	54	(33,675)	(1,688)	3,147	—	2,214	(30,002)
Share based payments	—	—	—	—	—	—	115	—	—	115
Tax loss carry forwards	37,590	(3,584)	—	(56)	33,950	371	(2,824)	—	(2,211)	29,286
Total	(159)	44	—	—	(115)	(1,317)	800	—	31	(601)